Document and Entity Information	Mar. 01, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001692819
Document Type	8-K/A
Document Period End Date	Mar. 01, 2024
Entity Registrant Name	VISTRA CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-38086
Entity Tax Identification Number	36-4833255
Entity Address, Address Line One	6555 Sierra Drive
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(214)
Local Phone Number	812-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	VST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously reported in a Current Report on Form 8-K filed on March 7, 2024 (the “Initial Form 8-K”), on March 1, 2024, Vistra Corp., a Delaware corporation (“Vistra”), completed its previously announced transaction pursuant to that certain Transaction Agreement dated as of March 6, 2023, by and among Vistra Operations Company, LLC, a Delaware limited liability company (“Parent”) and an indirect wholly owned subsidiary of Vistra, Black Pen Inc., a Delaware corporation (“Merger Sub”) and an indirect wholly-owned subsidiary of Parent, and Energy Harbor Corp., a Delaware corporation (“Energy Harbor”), pursuant to which, among other things, Merger Sub merged with and into Energy Harbor (the “Merger”), with Energy Harbor continuing as the surviving entity following the completion of the Merger. This Form 8-K/A amends the Initial Form 8-K to include certain financial statements and pro forma financial information in accordance with Items 9.01(a) and (b) of Form 8-K and should be read in conjunction with the Initial Form 8-K.